Derivative Instruments and Hedging Activities - Open Crude Oil and Natural Gas Derivative Positions (Detail) (2014 [Member], Fixed-Price Swaps [Member])	Dec. 31, 2013 MBbls
Open Crude Oil Derivative Positions [Member] | Derivatives Not Designated as Cash Flow Hedging Instruments [Member] | NYMEX WTI [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Open positions	22,889
Open positions	90.77
Open Crude Oil Derivative Positions [Member] | Derivatives Not Designated as Cash Flow Hedging Instruments [Member] | Dated Brent [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Open positions	22,812
Open positions	100.05
Open Natural Gas Derivative Positions [Member] | Derivative Asset Designated As Hedging Instruments [Member] | Nymex Henry Hub [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Open positions	1,295,000,000
Open positions	6.72